Employee Compensation Costs - Summary of Employee Compensation Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term employee benefits expense [abstract]
Wages, salaries and allowances	¥ 82,639	¥ 75,461	¥ 75,651
Social security costs	42,745	42,201	42,431
Employee compensation costs	¥ 125,384	¥ 117,662	¥ 118,082